STOCKHOLDERS' EQUITY (Details) - Warrants for Consulting Services - $ / shares									1 Months Ended	12 Months Ended
	Sep. 21, 2016	Jul. 01, 2016	Dec. 18, 2015	Aug. 31, 2015	Jul. 01, 2015	Jun. 26, 2015	Apr. 27, 2015	Apr. 24, 2015	Mar. 31, 2016	Dec. 31, 2016
STOCKHOLDERS' EQUITY (Details) - Warrants for Consulting Services [Line Items]
Warrants to purchase										100,000
Exercise Price (in Dollars per share)									$ 0.67
Warrants, Expiration Period										5 years
Warrants Consulting Services [Member]
STOCKHOLDERS' EQUITY (Details) - Warrants for Consulting Services [Line Items]
Warrants to purchase	20,000	35,000	7,500	5,000	25,000	25,000	20,000	20,000
Exercise Price (in Dollars per share)	$ 1.20	$ 0.90	$ 0.60	$ 1.03	$ 1.88	$ 2.10	$ 3.49	$ 3.75
Warrants, Expiration Period	5 years	5 years	3 years	3 years	3 years	3 years	2 years	2 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			1 year		1 year		1 year	1 year
Chief Financial Officer [Member] | Warrants Consulting Services [Member]
STOCKHOLDERS' EQUITY (Details) - Warrants for Consulting Services [Line Items]
Warrants to purchase						25,000
Exercise Price (in Dollars per share)						$ 2.10
Warrants, Expiration Period						3 years